Net income per ordinary share - Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	52,909,368	52,570,104	52,860,414	52,959,229
Effect of dilutive share options outstanding (in shares)	472,133	458,463	434,021	731,909
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	53,381,501	53,028,567	53,294,435	53,691,138